CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Issuance Costs, Net	$ 19,466
Debt Instrument, Unamortized Discount	$ 439,819
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Stock, Shares, Issued	6,033,835	5,654,830	3,000,000
Common Stock, Shares, Outstanding	6,033,835	5,654,830	3,000,000
Long-term Debt [Member]
Debt Issuance Costs, Net	$ 153,793	$ 0
Debt Issuance Costs, Current, Net	153,793	0
Convertible Notes Payable [Member]
Debt Issuance Costs, Net	439,818	$ 466,667	$ 0
Debt Instrument, Unamortized Discount	$ 78,800